Other Intangible Assets, Net (Schedule of Amortizable Finite-Lived Intangible Assets) (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 2,912,394	$ 2,636,415	$ 2,512,148
Less accumulated amortization	(1,827,425)	(1,311,097)	(1,064,184)
Total	1,084,969	1,325,318	1,447,964
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	1,150,199	1,185,702	1,282,457
Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	1,471,488	1,180,910	950,824
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	28,795	29,518	31,299
Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 261,912	$ 240,285	$ 247,568